Sale Leaseback - Additional Information (Detail) - Amazon Pipelay and Construction Vessel [Member] - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2017
Sale Leaseback Transaction [Line Items]
Purchase of vessel, cash consideration	$ 52,000,000
Proceeds from sale of vessel, cash consideration	$ 52,000,000
Bareboat charter agreement, term	11 years	11 years
Gain loss on sale of business	$ 0
Annual charter obligation due year one and two	3,000,000
Annual charter obligation due year three through eleven	$ 8,000,000